Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10.	COMMITMENTS AND CONTINGENCIES
There were no outstanding capital commitments as of December 31, 2014 or 2015.